Cover	6 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	BIOFRONTERA INC.
Entity Central Index Key	0001858685
Entity Tax Identification Number	47-3765675
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	120 Presidential Way
Entity Address, Address Line Two	Suite 330
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01801
City Area Code	781
Local Phone Number	245-1325
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Biofrontera Inc.
Entity Address, Address Line Two	120 Presidential Way
Entity Address, Address Line Three	Suite 330
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01801
City Area Code	781
Local Phone Number	245-1325
Contact Personnel Name	Prof. Dr. Hermann Luebbert